Investments in Associates and Joint Ventures - Interests in Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Revenue	$ 4,543	$ 4,254	$ 4,174
Taxation	(108)	(189)	(211)
Profit (loss) for the year	(171)	80	(70)
Total comprehensive income (loss) for the year, net of tax	(17)	267	(433)
Immaterial associates
Disclosure of associates [line items]
Revenue	21	30	53
Operating costs and expenses	(11)	(38)	(45)
Taxation	2	(1)	4
Profit (loss) for the year	12	(9)	12
Total comprehensive income (loss) for the year, net of tax	$ 12	$ (9)	$ 12